Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Loss Per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following is the calculation of the basic and diluted weighted average shares outstanding for the years ended December 31, 2020, 2019 and 2018, respectively:

	Years Ended December 31,
	2020	2019	2018
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	3,159,037,588	1,830,998,609	1,540,309,840
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	3,159,037,588	1,830,998,609	1,540,309,840

Schedule of Anti-Dilutive Share Equivalents

The following table shows the number of share equivalents that were excluded from the computation of diluted loss per share for the respective periods because the effect would have been anti-dilutive:

	Years Ended December 31,
	2020	2019	2018
Total share options	112,649,035	94,349,035	94,096,998
Total warrants-equity classified	460,910,100	136,184,200	—
Total warrants-liability classified	—	—	—
Total share options and warrants	573,559,135	230,533,235	94,096,998